CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Net loss		$ (23,170,100)
Rigetti Computing, Inc [Member]
Net loss	$ (38,241,499)	(26,127,496)
Other comprehensive loss:
Foreign currency translation (loss) gain	(5,010)	72,136
Comprehensive loss	$ (38,246,509)	$ (26,055,360)